Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Associates
Related party transactions
Sales of goods and services	€ 14	€ 32	€ 27
Purchase of goods and services	5	4	3
Trade balances owed by	3	4	1
Trade balances owed to	5	4	3
Other balances owed by	56
Joint arrangements
Related party transactions
Sales of goods and services	203	305	242
Purchase of goods and services	109	97	192
Interest income receivable	65	71	96
Interest expense payable	56
Trade balances owed by	88	157	193
Trade balances owed to	31	37	25
Other balances owed by	955	1,083	997
Other balances owed to	€ 1,575	€ 2,017	€ 169